Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Other Intangible Assets, Net
Other intangible assets, net are detailed below:

December 31, 2025	Gross Amount	Accumulated Amortization	Net Amount
Technologies & licenses	774	(589)	185
Purchased & internally developed software	481	(407)	74
Intangibles in progress	65	—	65
Total	1,320	(996)	324

December 31, 2024	Gross Amount	Accumulated Amortization	Net Amount
Technologies & licenses	766	(577)	189
Purchased & internally developed software	484	(395)	89
Intangibles in progress	68	—	68
Total	1,318	(972)	346

Estimated Future Amortization Expense Related to Intangible Assets	Estimated future amortization expense related to intangible assets as of December 31, 2025 is as follows:

Year
2026	111
2027	78
2028	47
2029	30
2030	18
Thereafter	40
Total	324